Income Taxes (Operating Loss Carryforwards) - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
United States, Federal [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 14.1
Operating Loss Carry forwards Expiration Year	2027
United States, State [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 13.0
Operating Loss Carry forwards Expiration Year	2031